Benefit Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans
Principal balance of note from ESOP	$ 22
Interest rate on note from ESOP (as a percent)	7.90%
Company's contribution to the Allstate Plan	48	36	78
ESOP benefit computed
Interest expense recognized by ESOP	2	2	2
Less: dividends accrued on ESOP shares	(2)	(2)	(2)
Cost of shares allocated	2	2	2
Compensation expense	2	2	2
Reduction of defined contribution due to ESOP	9	11	22
ESOP benefit	(7)	(9)	(20)
ESOP shares committed to be released	0.2
Allocated ESOP shares	34
Unallocated ESOP shares	5
Defined contribution plan expense for eligible employees of Canadian insurance subsidiaries and Sterling	$ 7	$ 5	$ 6